Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
(18)        Subsequent Events

On January 30, 2013, the Company entered into a Second Consent and Amendment Agreement (the Second Amendment) with investors (the Investors) in the Company's 2012 Financing. Pursuant to the Second Amendment, the Investors agreed to extend the interest payments that were due on February 1, 2013 to February 15, 2013. The aggregate amount of the interest payments is $0.5 million, which amount will continue to accrue interest at the rate of ten percent (10%) per annum.

Additionally, the Second Amendment amends the registration rights agreement between the Company and the Investors entered into in connection with the 2012 Financing, as amended by the First Amendment, to extend the deadline to register the shares underlying the Convertible Notes and 2012 Warrants issued in the 2012 Financing from January 30, 2013 to March 1, 2013, a date that is 150 days following the issuance of the Convertible Notes and 2012 Warrants.

2012 Financing Transaction Document Amendments

On February 14, 2013, the Company entered into the Amendment Agreement to the 2012 Warrants and Convertible Notes (the Warrants and Notes Amendment) and the Third Amendment Agreement to the Registration Rights Agreement and Facility Agreement (the Registration Rights and Facility Amendment and together with the 2012 Warrants and the Convertible Notes Amendment, the 2012 Financing Transaction Document Amendments), each by and among the Company and the investors in the 2012 Financing. Pursuant to the 2012 Financing Transaction Document Amendments, the Company and its investors in the 2012 Financing agreed to:

·
Limit its registration obligations for the shares underlying the Convertible Notes and the 2012 Warrants, issued in connection with the 2012 Financing to the share limitations imposed by the Securities and Exchange Commission, which requires that the amount of shares registered not exceed one third of its public float;

·
Provide that shares underlying the 2012 Warrants be registered prior to any other securities that the Company is required to register under the 2012 Financing Transaction Document Amendments and extend the deadline for the Company to file an initial registration statement to register shares underlying the securities issued in the 2012 Financing to March 31, 2013, a day that is 180 calendar days following the date on which the Convertible Notes and 2012 Warrants were issued;

·	Extend the additional filing and registration deadlines with respect to additional registration statements that are required to be filed by the Company;
·	Provide for a pro rata allocation amongst the 2012 Financing investors of the shares of Common Stock the Company is able to register in each registration statement it is required to file;
·
Provide for the assumption that resales of shares of its common stock, when eligible, will be under Rule 144 under the Securities Act of 1933, as amended, unless a 2012 Financing investor informs us of a sale under the registration statement;

·
Allow the Company to satisfy its interest obligations under the Convertible Notes through the issuance of shares of restricted common stock or, if such issuance would result in a 2012 Financing investor holding more than 9.985% of the total number of its outstanding shares (the 9.985% Limitation), with warrants to purchase shares of common stock for nominal consideration that would become exercisable only to the extent that such exercise would not result in an investor going over the 9.985% Limitation (the Interest Warrants);

·	Extend the interest payments due April 1, 2013 under the Convertible Notes by one day to April 2, 2013; and
·
Exclude securities that may be issued or issuable pursuant to any financing that it may complete in 2013 with securities with an issuance, conversion price or exercise price greater than $0.75 and gross proceeds of no more than $30 million (the 2013 Financing) from the definition of a Major Transaction and to include the 2013 Financing in the definition of Permitted Liens and Indebtedness under the 2012 Financing Transaction Document Amendments.